PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

ADVANCED SERIES ADVISOR PLAN/SM/ III (ASAP III)
 ADVANCED SERIES APEX/SM/ II (APEX II)
ADVANCED SERIES XTRA CREDIT SIX/SM/ (XT6)
ADVANCED SERIES LIFEVEST/SM/ II (ASL II)
ADVANCED SERIES CORNERSTONE/SM/
ADVANCED SERIES ADVISORS CHOICE(R) 2000

SUPPLEMENT, DATED JULY 1, 2015,

TO PROSPECTUSES DATED APRIL 30, 2015

THIS SUPPLEMENT SHOULD BE READ AND RETAINED WITH THE PROSPECTUS FOR YOUR ANNUITY. THIS SUPPLEMENT IS INTENDED TO UPDATE CERTAIN INFORMATION IN THE PROSPECTUS FOR THE VARIABLE ANNUITY YOU OWN AND IS NOT INTENDED TO BE A PROSPECTUS OR OFFER FOR ANY OTHER VARIABLE ANNUITY LISTED HERE THAT YOU DO NOT OWN. IF YOU WOULD LIKE ANOTHER COPY OF THE CURRENT PROSPECTUS, PLEASE CALL US AT 1-888-PRU-2888 OR VISIT WWW.PRUDENTIALANNUITIES.COM.

We are issuing this supplement to reflect changes to the Advanced Series Trust ("AST") Portfolios that will become effective on July 1, 2015, and to describe certain other Portfolio changes effective July 13, 2015 and July 15, 2015.  We are also issuing this supplement to replace the Expense Examples.  We are also replacing disclosure at the end of the “Investment Options” section of the prospectus.

I.	APPROVAL AND EFFECTIVENESS OF THE CHANGES TO THE 12B-1 PLAN (Effective July 1, 2015)

Shareholders of the AST Portfolios approved an increase of the fee rate paid under the 12b-1 Plan for shareholder services and distribution expenses.  Currently, each AST Portfolio (including, indirectly, AST Portfolios structured as funds-of-funds) pays a 12b-1 fee at the annual rate of 0.10% of the average daily net assets of each Portfolio.  The fee rate paid under the 12b-1 Plan increased by 0.15% to 0.25% (as an annual rate of the average daily net assets of each Portfolio) effective July 1, 2015.  The 0.15% increase in the 12b-1 fee under the Plan is more than offset by a 0.1575% decrease in the contractual investment management fee paid by each of the AST Portfolios.  The net result is a small reduction in the combined 12b-1 and investment management fees.

In addition, some of the AST Portfolios currently benefit from a fee waiver or expense limitation that reduces Portfolio operating expenses, and the investment managers have agreed to extend all existing contractual fee waivers and expense limitations that would otherwise expire on June 30, 2015 for an additional year that is through at least June 30, 2016.  After that time, fee waivers and expense limitations are subject to change based on the 2016 annual review of advisory and distribution arrangements by the AST Board of Trustees.

II.	UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES TABLE RESTATED

We have restated the “Underlying Mutual Fund Portfolio Annual Expenses” table that appear in the “Summary of Contract Fees and Charges” section of your prospectus to reflect the change to the 12b-1 Plan and to reflect changes to the Profund Portfolios and footnotes as follows:

Please note that not all of the Portfolios listed below may be applicable to your Annuity.

UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
(as a percentage of the average net assets of the underlying Portfolios)
	For the year ended December 31, 2014 (restated to reflect current fees as of July 1, 2015)
FUNDS							Total
					Broker Fees	Acquired	Annual		Net Annual
			Distribution	Dividend	and Expenses	Portfolio	Portfolio	Fee Waiver	Fund
	Management	Other	(12b-1)	Expense on	on Short	Fees &	Operating	or Expense	Operating
	Fees	Expenses	Fees	Short Sales	Sales	Expenses	Expenses	Reimbursement	Expenses
Access VP High Yield Fund*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
AST Academic Strategies Asset Allocation Portfolio	0.63%	0.03%	0.11%	0.05%	0.01%	0.63%	1.46%	0.00%	1.46%
AST Advanced Strategies Portfolio*	0.64%	0.02%	0.25%	0.00%	0.00%	0.05%	0.96%	0.01%	0.95%
AST AQR Emerging Markets Equity Portfolio	0.93%	0.16%	0.25%	0.00%	0.00%	0.00%	1.34%	0.00%	1.34%
AST AQR Large-Cap Portfolio*	0.56%	0.01%	0.25%	0.00%	0.00%	0.00%	0.82%	0.24%	0.58%
AST Balanced Asset Allocation Portfolio	0.15%	0.01%	0.00%	0.00%	0.00%	0.75%	0.91%	0.00%	0.91%
AST BlackRock Global Strategies Portfolio	0.81%	0.04%	0.25%	0.00%	0.00%	0.02%	1.12%	0.00%	1.12%
AST BlackRock iShares ETF Portfolio*	0.73%	0.07%	0.25%	0.00%	0.00%	0.21%	1.26%	0.24%	1.02%
AST BlackRock Low Duration Bond Portfolio*	0.47%	0.04%	0.25%	0.00%	0.00%	0.00%	0.76%	0.00%	0.76%
AST BlackRock/Loomis Sayles Bond Portfolio*	0.45%	0.02%	0.25%	0.00%	0.00%	0.00%	0.72%	0.03%	0.69%
AST Bond Portfolio 2015*	0.48%	0.45%	0.25%	0.00%	0.00%	0.00%	1.18%	0.25%	0.93%
AST Bond Portfolio 2016*	0.48%	1.50%	0.25%	0.00%	0.00%	0.00%	2.23%	1.30%	0.93%
AST Bond Portfolio 2017*	0.48%	0.14%	0.25%	0.00%	0.00%	0.00%	0.87%	0.00%	0.87%
AST Bond Portfolio 2018*	0.48%	0.10%	0.25%	0.00%	0.00%	0.00%	0.83%	0.00%	0.83%
AST Bond Portfolio 2019*	0.48%	0.21%	0.25%	0.00%	0.00%	0.00%	0.94%	0.01%	0.93%
AST Bond Portfolio 2020*	0.48%	0.11%	0.25%	0.00%	0.00%	0.00%	0.84%	0.00%	0.84%
AST Bond Portfolio 2021*	0.48%	0.10%	0.25%	0.00%	0.00%	0.00%	0.83%	0.00%	0.83%
AST Bond Portfolio 2022*	0.48%	0.20%	0.25%	0.00%	0.00%	0.00%	0.93%	0.00%	0.93%
AST Bond Portfolio 2023*	0.48%	0.06%	0.25%	0.00%	0.00%	0.00%	0.79%	0.01%	0.78%
AST Bond Portfolio 2024*	0.48%	0.09%	0.25%	0.00%	0.00%	0.00%	0.82%	0.00%	0.82%
AST Bond Portfolio 2025*	0.48%	0.38%	0.25%	0.00%	0.00%	0.00%	1.11%	0.18%	0.93%
AST Bond Portfolio 2026*	0.48%	0.05%	0.25%	0.00%	0.00%	0.00%	0.78%	0.00%	0.78%
AST Boston Partners Large-Cap Value Portfolio	0.58%	0.03%	0.25%	0.00%	0.00%	0.00%	0.86%	0.00%	0.86%
AST Capital Growth Asset Allocation Portfolio	0.15%	0.01%	0.00%	0.00%	0.00%	0.76%	0.92%	0.00%	0.92%
AST ClearBridge Dividend Growth Portfolio*	0.66%	0.02%	0.25%	0.00%	0.00%	0.00%	0.93%	0.11%	0.82%
AST Cohen & Steers Realty Portfolio*	0.82%	0.03%	0.25%	0.00%	0.00%	0.00%	1.10%	0.07%	1.03%
AST Defensive Asset Allocation Portfolio	0.15%	0.06%	0.00%	0.00%	0.00%	0.73%	0.94%	0.00%	0.94%
AST FI Pyramis® Asset Allocation Portfolio*	0.66%	0.03%	0.25%	0.00%	0.00%	0.00%	0.94%	0.02%	0.92%
AST FI Pyramis® Quantitative Portfolio*	0.65%	0.03%	0.25%	0.00%	0.00%	0.00%	0.93%	0.14%	0.79%
AST Franklin Templeton Founding Funds Allocation Portfolio*	0.75%	0.02%	0.25%	0.00%	0.00%	0.00%	1.02%	0.00%	1.02%
AST Franklin Templeton Founding Funds Plus Portfolio	0.02%	0.02%	0.00%	0.00%	0.00%	1.01%	1.05%	0.00%	1.05%
AST Global Real Estate Portfolio	0.83%	0.05%	0.25%	0.00%	0.00%	0.00%	1.13%	0.00%	1.13%
AST Goldman Sachs Large-Cap Value Portfolio*	0.56%	0.02%	0.25%	0.00%	0.00%	0.00%	0.83%	0.01%	0.82%
AST Goldman Sachs Mid-Cap Growth Portfolio*	0.82%	0.03%	0.25%	0.00%	0.00%	0.00%	1.10%	0.05%	1.05%
AST Goldman Sachs Multi-Asset Portfolio*	0.76%	0.05%	0.25%	0.00%	0.00%	0.00%	1.06%	0.21%	0.85%
AST Goldman Sachs Small-Cap Value Portfolio*	0.77%	0.03%	0.25%	0.00%	0.00%	0.06%	1.11%	0.01%	1.10%
AST Herndon Large-Cap Value Portfolio*	0.67%	0.02%	0.25%	0.00%	0.00%	0.00%	0.94%	0.15%	0.79%
AST High Yield Portfolio	0.56%	0.04%	0.25%	0.00%	0.00%	0.00%	0.85%	0.00%	0.85%
AST International Growth Portfolio*	0.81%	0.02%	0.25%	0.00%	0.00%	0.00%	1.08%	0.01%	1.07%
AST International Value Portfolio	0.81%	0.03%	0.25%	0.00%	0.00%	0.00%	1.09%	0.00%	1.09%
AST Investment Grade Bond Portfolio*	0.48%	0.05%	0.25%	0.00%	0.00%	0.00%	0.78%	0.03%	0.75%
AST J.P. Morgan Global Thematic Portfolio	0.76%	0.04%	0.25%	0.00%	0.00%	0.00%	1.05%	0.00%	1.05%
AST J.P. Morgan International Equity Portfolio	0.70%	0.06%	0.25%	0.00%	0.00%	0.00%	1.01%	0.00%	1.01%
AST J.P. Morgan Strategic Opportunities Portfolio	0.81%	0.05%	0.25%	0.10%	0.00%	0.00%	1.21%	0.00%	1.21%
AST Jennison Large-Cap Growth Portfolio	0.73%	0.02%	0.25%	0.00%	0.00%	0.00%	1.00%	0.00%	1.00%
AST Large-Cap Value Portfolio	0.56%	0.02%	0.25%	0.00%	0.00%	0.00%	0.83%	0.00%	0.83%
AST Loomis Sayles Large-Cap Growth Portfolio*	0.71%	0.01%	0.25%	0.00%	0.00%	0.00%	0.97%	0.06%	0.91%
AST Lord Abbett Core Fixed Income Portfolio*	0.61%	0.02%	0.25%	0.00%	0.00%	0.00%	0.88%	0.29%	0.59%
AST MFS Global Equity Portfolio	0.83%	0.05%	0.25%	0.00%	0.00%	0.00%	1.13%	0.00%	1.13%
AST MFS Growth Portfolio	0.71%	0.02%	0.25%	0.00%	0.00%	0.00%	0.98%	0.00%	0.98%
AST MFS Large-Cap Value Portfolio	0.68%	0.04%	0.25%	0.00%	0.00%	0.00%	0.97%	0.00%	0.97%
AST Mid-Cap Value Portfolio*	0.78%	0.04%	0.25%	0.00%	0.00%	0.00%	1.07%	0.01%	1.06%
AST Money Market Portfolio	0.32%	0.03%	0.25%	0.00%	0.00%	0.00%	0.60%	0.00%	0.60%
AST Neuberger Berman / LSV Mid-Cap Value Portfolio	0.72%	0.02%	0.25%	0.00%	0.00%	0.00%	0.99%	0.00%	0.99%
AST Neuberger Berman Core Bond Portfolio*	0.53%	0.04%	0.25%	0.00%	0.00%	0.00%	0.82%	0.15%	0.67%
AST Neuberger Berman Mid-Cap Growth Portfolio*	0.72%	0.03%	0.25%	0.00%	0.00%	0.00%	1.00%	0.01%	0.99%
AST New Discovery Asset Allocation Portfolio*	0.67%	0.08%	0.25%	0.00%	0.00%	0.00%	1.00%	0.01%	0.99%
AST Parametric Emerging Markets Equity	0.92%	0.24%	0.25%	0.00%	0.00%	0.00%	1.41%	0.00%	1.41%
AST Preservation Asset Allocation Portfolio	0.15%	0.01%	0.00%	0.00%	0.00%	0.71%	0.87%	0.00%	0.87%
AST Prudential Core Bond Portfolio*	0.51%	0.02%	0.25%	0.00%	0.00%	0.00%	0.78%	0.03%	0.75%
AST Prudential Growth Allocation Portfolio	0.65%	0.03%	0.25%	0.00%	0.00%	0.01%	0.94%	0.00%	0.94%
AST QMA Emerging Markets Equity Portfolio	0.93%	0.24%	0.25%	0.00%	0.00%	0.02%	1.44%	0.00%	1.44%
AST QMA Large-Cap Portfolio	0.56%	0.01%	0.25%	0.00%	0.00%	0.00%	0.82%	0.00%	0.82%
AST QMA US Equity Alpha Portfolio	0.83%	0.04%	0.25%	0.13%	0.25%	0.00%	1.50%	0.00%	1.50%
AST Quantitative Modeling Portfolio	0.25%	0.03%	0.00%	0.00%	0.00%	0.84%	1.12%	0.00%	1.12%
AST RCM World Trends Portfolio	0.75%	0.03%	0.25%	0.00%	0.00%	0.00%	1.03%	0.00%	1.03%
AST Schroders Global Tactical Portfolio	0.75%	0.03%	0.25%	0.00%	0.00%	0.11%	1.14%	0.00%	1.14%
AST Schroders Multi-Asset World Strategies Portfolio	0.90%	0.04%	0.25%	0.00%	0.00%	0.09%	1.28%	0.00%	1.28%
AST Small Cap Growth Portfolio	0.72%	0.03%	0.25%	0.00%	0.00%	0.00%	1.00%	0.00%	1.00%
AST Small Cap Value Portfolio	0.72%	0.03%	0.25%	0.00%	0.00%	0.02%	1.02%	0.00%	1.02%
AST Small-Cap Growth Opportunities Portfolio	0.77%	0.04%	0.25%	0.00%	0.00%	0.00%	1.06%	0.00%	1.06%
AST T. Rowe Price Asset Allocation Portfolio*	0.63%	0.02%	0.25%	0.00%	0.00%	0.00%	0.90%	0.02%	0.88%
AST T. Rowe Price Equity Income Portfolio	0.56%	0.02%	0.25%	0.00%	0.00%	0.00%	0.83%	0.00%	0.83%
AST T. Rowe Price Large-Cap Growth Portfolio	0.69%	0.02%	0.25%	0.00%	0.00%	0.00%	0.96%	0.00%	0.96%
AST T. Rowe Price Natural Resources Portfolio	0.72%	0.04%	0.25%	0.00%	0.00%	0.00%	1.01%	0.00%	1.01%
AST Templeton Global Bond Portfolio	0.63%	0.09%	0.25%	0.00%	0.00%	0.00%	0.97%	0.00%	0.97%
AST Wellington Management Hedged Equity Portfolio	0.81%	0.03%	0.25%	0.00%	0.00%	0.02%	1.11%	0.00%	1.11%
AST Western Asset Core Plus Bond Portfolio*	0.51%	0.03%	0.25%	0.00%	0.00%	0.00%	0.79%	0.20%	0.59%
AST Western Asset Emerging Markets Debt*	0.68%	0.06%	0.25%	0.00%	0.00%	0.00%	0.99%	0.05%	0.94%
Invesco V.I. Diversified Dividend Fund – Series I shares*	0.49%	0.24%	0.00%	0.00%	0.00%	0.01%	0.74%	0.01%	0.73%
Invesco V.I. Global Health Care Fund – Series I shares*	0.75%	0.34%	0.00%	0.00%	0.00%	0.01%	1.10%	0.01%	1.09%
Invesco V.I. Mid Cap Growth Fund – Series I shares	0.75%	0.32%	0.00%	0.00%	0.00%	0.00%	1.07%	0.00%	1.07%
Invesco V.I. Technology Fund – Series I shares	0.75%	0.41%	0.00%	0.00%	0.00%	0.00%	1.16%	0.00%	1.16%
NVIT Developing Markets Fund	0.95%	0.49%	0.25%	0.00%	0.00%	0.02%	1.71%	0.05%	1.66%
ProFund VP Asia 30*	0.75%	0.69%	0.25%	0.00%	0.00%	0.00%	1.69%	0.01%	1.68%
ProFund VP Banks*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP Basic Materials*	0.75%	0.69%	0.25%	0.00%	0.00%	0.00%	1.69%	0.01%	1.68%
ProFund VP Bear*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP Biotechnology*	0.75%	0.67%	0.25%	0.00%	0.00%	0.00%	1.67%	0.00%	1.67%
ProFund VP Bull*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP Consumer Goods Portfolio*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP Consumer Services*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP Europe 30*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP Financials*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP Health Care*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP Industrials*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP Internet*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP Japan*	0.75%	0.71%	0.25%	0.00%	0.00%	0.00%	1.71%	0.03%	1.68%
ProFund VP Large-Cap Growth*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP Large-Cap Value*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP Mid-Cap Growth*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP Mid-Cap Value*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP NASDAQ-100*	0.75%	0.69%	0.25%	0.00%	0.00%	0.00%	1.69%	0.01%	1.68%
ProFund VP Oil & Gas*	0.75%	0.73%	0.25%	0.00%	0.00%	0.00%	1.73%	0.05%	1.68%
ProFund VP Pharmaceuticals*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP Precious Metals*	0.75%	0.71%	0.25%	0.00%	0.00%	0.00%	1.71%	0.03%	1.68%
ProFund VP Real Estate*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP Rising Rates Opportunity*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP Semiconductor*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP Short Mid-Cap	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP Short NASDAQ-100*	0.75%	0.72%	0.25%	0.00%	0.00%	0.00%	1.72%	0.04%	1.68%
ProFund VP Short Small-Cap*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP Small-Cap Growth*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP Small-Cap Value*	0.75%	0.68%	0.25%	0.00%	0.00%	0.02%	1.70%	0.00%	1.70%
ProFund VP Technology*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP Telecommunications*	0.75%	0.72%	0.25%	0.00%	0.00%	0.00%	1.72%	0.04%	1.68%
ProFund VP U.S. Government Plus*	0.50%	0.66%	0.25%	0.00%	0.00%	0.00%	1.41%	0.03%	1.38%
ProFund VP Ultra Mid-Cap*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP UltraBull*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP UltraNASDAQ-100*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP UltraSmall-Cap*	0.75%	0.69%	0.25%	0.00%	0.00%	0.01%	1.70%	0.01%	1.69%
ProFund VP Utilities*	0.75%	0.71%	0.25%	0.00%	0.00%	0.00%	1.71%	0.03%	1.68%
PSF SP International Growth Portfolio-Class 1*	0.85%	0.39%	0.00%	0.00%	0.00%	0.00%	1.24%	0.01%	1.23%
Wells Fargo Advantage VT International Equity Fund – Class 1*	0.75%	0.19%	0.00%	0.00%	0.00%	0.01%	0.95%	0.25%	0.70%
Wells Fargo Advantage VT Intrinsic Value Fund Class 2*	0.55%	0.28%	0.25%	0.00%	0.00%	0.00%	1.08%	0.08%	1.00%
Wells Fargo Advantage VT Omega Growth Fund Class 1*	0.55%	0.20%	0.00%	0.00%	0.00%	0.00%	0.75%	0.00%	0.75%
Wells Fargo Advantage VT Small Cap Growth Fund Class 1*	0.75%	0.18%	0.00%	0.00%	0.00%	0.00%	0.93%	0.00%	0.93%

*See notes immediately below for important information about this fund.

Access VP High Yield Fund The recoupment expense of 0.11% is reflected in "Other" expenses.
AST Advanced Strategies Portfolio The Investment Managers have contractually agreed to waive 0.014% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST AQR Large-Cap Portfolio The Investment Managers have contractually agreed to waive 0.24% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST BlackRock iShares ETF Portfolio The Investment Managers have contractually agreed to waive a portion of their investment management fee equal to the acquired fund fees and expenses due to investments in iShares ETFs. In addition, the Investment Managers have contractually agreed to waive a portion of their investment management fee and/or reimburse certain expenses for the Portfolio so that the Portfolio’s investment management fees (after the waiver described in the first sentence) and other expenses (including distribution fees, acquired fund fees and expenses due to investments in iShares ETFs, and other expenses excluding taxes, interest and brokerage commissions) do not exceed 1.02% of the Portfolio’s average daily net assets through June 30, 2016. These waivers may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST BlackRock Low Duration Bond Portfolio Prior to July 13, 2015 this Portfolio is known as the AST PIMCO Limited Maturity Bond Portfolio
AST BlackRock/Loomis Sayles Bond Portfolio The Investment Managers have contractually agreed to waive 0.035% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Bond Portfolio 2015 The Manager has contractually agreed to waive a portion of its investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio’s investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2017. This arrangement may not be terminated prior to June 30, 2017 without the prior approval of the Trust’s Board of Trustees. The Trust’s distributor (Prudential Annuities Distributors, Inc.) has contractually agreed to reduce its distribution and service (12b-1) fees so that the effective distribution and service fee rate paid by the Portfolio is reduced as follows when the average daily net assets of the Portfolio exceed $300 million: over $300 million up to and including $500 million:  0.23%; over $500 million up to and including $750 million:  0.22%; over $750 million:  0.21%.

AST Bond Portfolio 2016 The Manager has contractually agreed to waive a portion of its investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio’s investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2017. This arrangement may not be terminated prior to June 30, 2017 without the prior approval of the Trust’s Board of Trustees. The Trust’s distributor (Prudential Annuities Distributors, Inc.) has contractually agreed to reduce its distribution and service (12b-1) fees so that the effective distribution and service fee rate paid by the Portfolio is reduced as follows when the average daily net assets of the Portfolio exceed $300 million: over $300 million up to and including $500 million:  0.23%; over $500 million up to and including $750 million:  0.22%; over $750 million:  0.21%.

AST Bond Portfolio 2017 The Manager has contractually agreed to waive a portion of its investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio’s investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2017. This arrangement may not be terminated prior to June 30, 2017 without the prior approval of the Trust’s Board of Trustees. The Trust’s distributor (Prudential Annuities Distributors, Inc.) has contractually agreed to reduce its distribution and service (12b-1) fees so that the effective distribution and service fee rate paid by the Portfolio is reduced as follows when the average daily net assets of the Portfolio exceed $300 million: over $300 million up to and including $500 million:  0.23%; over $500 million up to and including $750 million:  0.22%; over $750 million:  0.21%.

AST Bond Portfolio 2018 The Manager has contractually agreed to waive a portion of its investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio’s investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2017. This arrangement may not be terminated prior to June 30, 2017 without the prior approval of the Trust’s Board of Trustees. The Trust’s distributor (Prudential Annuities Distributors, Inc.) has contractually agreed to reduce its distribution and service (12b-1) fees so that the effective distribution and service fee rate paid by the Portfolio is reduced as follows when the average daily net assets of the Portfolio exceed $300 million: over $300 million up to and including $500 million:  0.23%; over $500 million up to and including $750 million:  0.22%; over $750 million:  0.21%.

AST Bond Portfolio 2019 The Manager has contractually agreed to waive a portion of its investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio’s investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2017. This arrangement may not be terminated prior to June 30, 2017 without the prior approval of the Trust’s Board of Trustees. The Trust’s distributor (Prudential Annuities Distributors, Inc.) has contractually agreed to reduce its distribution and service (12b-1) fees so that the effective distribution and service fee rate paid by the Portfolio is reduced as follows when the average daily net assets of the Portfolio exceed $300 million: over $300 million up to and including $500 million:  0.23%; over $500 million up to and including $750 million:  0.22%; over $750 million:  0.21%.

AST Bond Portfolio 2020 The Manager has contractually agreed to waive a portion of its investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio’s investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2017. This arrangement may not be terminated prior to June 30, 2017 without the prior approval of the Trust’s Board of Trustees. The Trust’s distributor (Prudential Annuities Distributors, Inc.) has contractually agreed to reduce its distribution and service (12b-1) fees so that the effective distribution and service fee rate paid by the Portfolio is reduced as follows when the average daily net assets of the Portfolio exceed $300 million: over $300 million up to and including $500 million:  0.23%; over $500 million up to and including $750 million:  0.22%; over $750 million:  0.21%.

AST Bond Portfolio 2021 The Manager has contractually agreed to waive a portion of its investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio’s investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2017. This arrangement may not be terminated prior to June 30, 2017 without the prior approval of the Trust’s Board of Trustees. The Trust’s distributor (Prudential Annuities Distributors, Inc.) has contractually agreed to reduce its distribution and service (12b-1) fees so that the effective distribution and service fee rate paid by the Portfolio is reduced as follows when the average daily net assets of the Portfolio exceed $300 million: over $300 million up to and including $500 million:  0.23%; over $500 million up to and including $750 million:  0.22%; over $750 million:  0.21%.

AST Bond Portfolio 2022 The Manager has contractually agreed to waive a portion of its investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio’s investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2017. This arrangement may not be terminated prior to June 30, 2017 without the prior approval of the Trust’s Board of Trustees. The Trust’s distributor (Prudential Annuities Distributors, Inc.) has contractually agreed to reduce its distribution and service (12b-1) fees so that the effective distribution and service fee rate paid by the Portfolio is reduced as follows when the average daily net assets of the Portfolio exceed $300 million: over $300 million up to and including $500 million:  0.23%; over $500 million up to and including $750 million:  0.22%; over $750 million:  0.21%.

AST Bond Portfolio 2023 The Manager has contractually agreed to waive a portion of its investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio’s investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2017. This arrangement may not be terminated prior to June 30, 2017 without the prior approval of the Trust’s Board of Trustees. The Trust’s distributor (Prudential Annuities Distributors, Inc.) has contractually agreed to reduce its distribution and service (12b-1) fees so that the effective distribution and service fee rate paid by the Portfolio is reduced as follows when the average daily net assets of the Portfolio exceed $300 million: over $300 million up to and including $500 million:  0.23%; over $500 million up to and including $750 million:  0.22%; over $750 million:  0.21%.

AST Bond Portfolio 2024 The Manager has contractually agreed to waive a portion of its investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio’s investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2017. This arrangement may not be terminated prior to June 30, 2017 without the prior approval of the Trust’s Board of Trustees. The Trust’s distributor (Prudential Annuities Distributors, Inc.) has contractually agreed to reduce its distribution and service (12b-1) fees so that the effective distribution and service fee rate paid by the Portfolio is reduced as follows when the average daily net assets of the Portfolio exceed $300 million: over $300 million up to and including $500 million:  0.23%; over $500 million up to and including $750 million:  0.22%; over $750 million:  0.21%.

AST Bond Portfolio 2025 The Manager has contractually agreed to waive a portion of its investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio’s investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2017. This arrangement may not be terminated prior to June 30, 2017 without the prior approval of the Trust’s Board of Trustees. The Trust’s distributor (Prudential Annuities Distributors, Inc.) has contractually agreed to reduce its distribution and service (12b-1) fees so that the effective distribution and service fee rate paid by the Portfolio is reduced as follows when the average daily net assets of the Portfolio exceed $300 million: over $300 million up to and including $500 million:  0.23%; over $500 million up to and including $750 million:  0.22%; over $750 million:  0.21%.

AST Bond Portfolio 2026 The Manager has contractually agreed to waive a portion of its investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio’s investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2017. This arrangement may not be terminated prior to June 30, 2017 without the prior approval of the Trust’s Board of Trustees. The Trust’s distributor (Prudential Annuities Distributors, Inc.) has contractually agreed to reduce its distribution and service (12b-1) fees so that the effective distribution and service fee rate paid by the Portfolio is reduced as follows when the average daily net assets of the Portfolio exceed $300 million: over $300 million up to and including $500 million:  0.23%; over $500 million up to and including $750 million:  0.22%; over $750 million:  0.21%.

AST ClearBridge Dividend Growth Portfolio The Investment Managers have contractually agreed to waive 0.11% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Cohen & Steers Realty Portfolio The Investment Managers have contractually agreed to waive 0.07% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST FI Pyramis® Asset Allocation Portfolio The Investment Managers have contractually agreed to waive 0.018% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST FI Pyramis® Quantitative Portfolio The Investment Managers have contractually agreed to waive 0.14% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Franklin Templeton Founding Funds Allocation Portfolio The Investment Managers have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses so that the investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) for the Portfolio do not exceed 1.10% of the average daily net assets of the Portfolio through June 30, 2016. This expense limitation may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Goldman Sachs Large-Cap Value Portfolio The Investment Managers have contractually agreed to waive 0.013% of their investment management fee through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Goldman Sachs Mid-Cap Growth Portfolio The Investment Managers have contractually agreed to waive 0.053% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Goldman Sachs Multi-Asset Portfolio The Investment Managers have contractually agreed to waive 0.213% of their investment management fee through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Goldman Sachs Small-Cap Value Portfolio The Investment Managers have contractually agreed to waive 0.013% of their investment management fee through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Herndon Large-Cap Value Portfolio The Investment Managers have contractually agreed to waive 0.15% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST International Growth Portfolio The Investment Managers have contractually agreed to waive 0.013% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Investment Grade Bond Portfolio The Manager has contractually agreed to waive a portion of its investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio’s investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.99% of the Portfolio’s average daily net assets through June 30, 2016. This arrangement may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

The Trust’s distributor (Prudential Annuities Distributors, Inc.) has contractually agreed to reduce its distribution and service (12b-1) fees so that the effective distribution and service fee rate paid by the Portfolio is reduced as follows when the average daily net assets of the Portfolio exceed $300 million: over $300 million up to and including $500 million:  0.23%; over $500 million up to and including $750 million:  0.22%; over $750 million:  0.21%.

AST Loomis Sayles Large-Cap Growth Portfolio The Investment Managers have contractually agreed to waive 0.06% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Lord Abbett Core Fixed Income Portfolio The Investment Managers have contractually agreed to waive 0.16% of their investment management fees through June 30, 2016. In addition, the Investment Managers have contractually agreed to waive a portion of their investment management fee, as follows: 0.10% on the first $500 million of average daily net assets; 0.125% of the Portfolio’s average daily net assets between $500 million and $1 billion; and 0.15% of the Portfolio’s average daily net assets in excess of $1 billion through June 30, 2016. These waivers may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Mid-Cap Value Portfolio The Investment Managers have contractually agreed to waive 0.01% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Neuberger Berman Core Bond Portfolio The Investment Managers have contractually agreed to waive 0.14% of their investment management fee through June 30, 2016. In addition, the Investment Managers have contractually agreed to waive a portion of their investment management fees, as follows: 0.025% of the Portfolio’s average daily net assets between $500 million and $1 billion, and 0.05% of the Portfolio’s average daily net assets in excess of $1 billion through June 30, 2016. These waivers may not be terminated prior to June 30, 2016 without the prior approval of the
Trust’s Board of Trustees.

AST Neuberger Berman Mid-Cap Growth Portfolio The Investment Managers have contractually agreed to waive 0.005% of their investment management fee through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST New Discovery Asset Allocation Portfolio The Investment Managers have contractually agreed to waive 0.009% their investment management fees through June 30, 2016. In addition, the Investment Managers have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio’s investment management fees plus other expenses (exclusive in all cases of taxes, short sale interest and dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) do not exceed 1.08% of the Portfolio’s average daily net assets through June 30, 2016. These waivers may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Prudential Core Bond Portfolio The Investment Managers have contractually agreed to waive a portion of their investment management fees as follows: 0.025% of the Portfolio’s average daily net assets between $500 million and $1 billion, and 0.05% of the Portfolio’s average daily net assets in excess of $1 billion through June 30, 2016. The waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST T. Rowe Price Asset Allocation Portfolio The Investment Managers have contractually agreed to waive 0.022% of their investment management fee through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Western Asset Core Plus Bond Portfolio The Investment Managers have contractually agreed to waive 0.20% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Western Asset Emerging Markets Debt The Investment Managers have contractually agreed to waive 0.05% of their investment management fee through June 30, 2016. This waiver arrangement may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

Invesco V.I. Diversified Dividend Fund - Series I shares;
Invesco V.I. Global Health Care  Fund - Series I shares Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds. This waiver will have the effect of reducing Acquired Fund Fees and Expenses that are indirectly borne by the Fund.  Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016.  The fee waiver agreement cannot be terminated during its term.

ProFund VP Asia 30 ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus) through April 30, 2016. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

ProFund VP Banks The recoupment expense of 0.02% is reflected in "Other" expenses.
ProFund VP Basic Materials ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus) through April 30, 2016. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

ProFund VP Bear The recoupment expense of 0.03% is reflected in "Other" expenses.
ProFund VP Biotechnology The recoupment expense of 0.07% is reflected in "Other" expenses.
ProFund VP Bull The recoupment expense of 0.03% is reflected in "Other" expenses.
ProFund VP Consumer Goods Portfolio The recoupment expense of 0.02% is reflected in "Other" expenses.
ProFund VP Consumer Services The recoupment expense of 0.01% is reflected in "Other" expenses.
ProFund VP Europe 30 The recoupment expense of 0.02% is reflected in "Other" expenses.
ProFund VP Financials The recoupment expense of 0.02% is reflected in "Other" expenses.
ProFund VP Health Care The recoupment expense of 0.04% is reflected in "Other" expenses.
ProFund VP Industrials The recoupment expense of 0.02% is reflected in "Other" expenses.
ProFund VP Internet The recoupment expense of 0.02% is reflected in "Other" expenses.
ProFund VP Japan ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus) through April 30, 2016. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

ProFund VP Large-Cap Growth The recoupment expense of 0.02% is reflected in "Other" expenses.
ProFund VP Large-Cap Value The recoupment expense of 0.04% is reflected in "Other" expenses.
ProFund VP Mid-Cap Growth The recoupment expense of 0.01% is reflected in "Other" expenses.
ProFund VP Mid-Cap Value The recoupment expense of 0.02% is reflected in "Other" expenses.
ProFund VP NASDAQ-100 ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus) through April 30, 2016. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

ProFund VP Oil & Gas ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus) through April 30, 2016. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

ProFund VP Pharmaceuticals The recoupment expense of 0.02% is reflected in "Other" expenses.
ProFund VP Precious Metals ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus) through April 30, 2016. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

ProFund VP Real Estate The recoupment expense of 0.01% is reflected in "Other" expenses.
ProFund VP Rising Rates Opportunity The recoupment expense of 0.08% is reflected in "Other" expenses.
ProFund VP Semiconductor The recoupment expense of 0.04% is reflected in "Other" expenses.
ProFund VP Short NASDAQ-100 ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus) through April 30, 2016. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

ProFund VP Short Small-Cap The recoupment expense of 0.01% is reflected in "Other" expenses.
ProFund VP Small-Cap Growth The recoupment expense of 0.03% is reflected in "Other" expenses.
ProFund VP Small-Cap Value ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus) through April 30, 2016. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

ProFund VP Technology The recoupment expense of 0.02% is reflected in "Other" expenses.
ProFund VP Telecommunications ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus) through April 30, 2016. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

ProFund VP U.S. Government Plus ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus) through April 30, 2016. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

ProFund VP Ultra Mid-Cap "Acquired Fund Fees and Expenses" for the fiscal year end December 31, 2014 were less than 0.01% and are included in "Other Expenses".
ProFund VP UltraBull The recoupment expense of 0.15% is reflected in "Other" expenses.
ProFund VP UltraNASDAQ-100 The recoupment expense of 0.01% is reflected in "Other" expenses.
ProFund VP UltraSmall-Cap ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus) through April 30, 2016. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

ProFund VP Utilities ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus) through April 30, 2016. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

PSF SP International Growth Portfolio Prudential Investments LLC (the Investment Manager) has contractually agreed to waive 0.013% of its investment management fee through June 30, 2016. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2016, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2016 will be subject to review by the Investment Manager and the Fund’s Board of Trustees.

Wells Fargo Advantage VT International Equity - class 1 The Adviser has committed through April 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.69% for Class 1. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Wells Fargo Advantage VT Intrinsic Value - class 2 The Adviser has committed through April 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Wells Fargo Advantage VT Omega Growth - class 1 The Adviser has committed through April 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Wells Fargo Advantage VT Small Cap Growth - class 1 The Adviser has committed through April 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.95% for Class 1. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

III.	EXPENSE EXAMPLES

The Expense Examples in the section of your prospectus entitled “Expense Examples” are replaced with the following:

If you surrender your annuity at the end of the applicable time period1:

	1 yr	3 yrs	5 yrs	10 yrs
ASAP III	$1.360	$2,497	$3,605	$6,349
APEX II	$1,498	$2,653	$3,271	$6,623
ASL II	$648	$1,953	$3,271	$6,623
XT63	$1,548	$2,753	$3,871	$6,723

If you annuitize your annuity at the end of the applicable time period2:

	1 yr	3 yrs	5 yrs	10 yrs
ASAP III	$610	$1,847	$3,105	$6,349
APEX II	$648	$1,953	$3,271	$6,623
ASL II	$648	$1,953	$3,271	$6,623
XT63	$648	$1,953	$3,271	$6,623

If you do not surrender your annuity:

	1 yr	3 yrs	5 yrs	10 yrs
ASAP III	$610	$1,847	$3,105	$6,349
APEX II	$648	$1,953	$3,271	$6,623
ASL II	$648	$1,953	$3,271	$6,623
XT63	$648	$1,953	$3,271	$6,623

Advance Series Advisors Choice 2000

If you surrender your annuity at the end of the applicable time period:

1 yr	3 yrs	5 yrs	10 yrs
$553	$1,684	$2,848	$5,914

If you annuitize your annuity at the end of the applicable time period:

1 yr	3 yrs	5 yrs	10 yrs
$553	$1,684	$2,848	$5,914

If you do not surrender your annuity:

1 yr	3 yrs	5 yrs	10 yrs
$553	$1,684	$2,848	$5,914

IV.	OTHER PORTFOLIO CHANGES (Effective July 13, 2015 and July 15, 2015)

(1)	AST Mid-Cap Value Portfolio. EARNEST Partners, LLC has been removed from this Portfolio as a subadvisor effective July 15, 2015.

(2)	AST Small-Cap Value Portfolio. Clearbridge Investments, LLC has been removed from this Portfolio as a subadvisor effective July 13, 2015.

(3)
AST PIMCO Limited Maturity Bond Portfolio. Effective July 13, 2015, this Portfolio changed its name to the AST BlackRock Low Duration Bond Portfolio.  In addition, BlackRock Financial Management, Inc. replaced Pacific Investment Management Company LLC (PIMCO) as a subadvisor to this Portfolio.  Also, this Portfolio’s Investment Objective in the table in the section of the prospectus entitled, “Investment Options,” was replaced with the following: Seeks to maximize total return, consistent with income generation and prudent investment management.

V.	INVESTMENT OPTIONS

The discussion of asset transfer formulas at the end of the “INVESTMENT OPTIONS” section is revised to read as follows:

Certain optional living benefits employ a predetermined formula, under which Account Value is transferred between your chosen Sub-accounts and a bond Sub-account (or between two bond Sub-accounts).  For example, with a Highest Daily Lifetime benefit, Account Value may be transferred between your selected Sub-accounts and the AST Investment Grade Bond Sub-account; or with a GRO benefit, Account Value may be transferred between your selected Sub-accounts and an AST bond Sub-Account with a target maturity date (or among AST bond Sub-accounts with different target maturity dates).

Whether or not you elected an optional benefit subject to a predetermined mathematical formula, you should be aware that the operation of the formula may result in large-scale asset flows into and out of the Sub-accounts. These asset flows could adversely impact the Portfolios, including their risk profile, expenses and performance. These asset flows impact not only the Permitted Sub-accounts used with the benefits but also the other Sub-accounts, because the Portfolios may be used as investments in Portfolios that are structured as funds-of-funds and made available as Permitted Sub-accounts. Because transfers among the Sub-accounts can be frequent and the amount transferred can vary from day to day, any of the Portfolios could experience the following effects, among others:

(a)
a Portfolio’s investment performance could  be  adversely affected by requiring a subadvisor to purchase and sell securities at inopportune times or by otherwise limiting the subadvisor’s ability to fully implement the Portfolio’s investment strategy;

(b)
the subadvisor may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities or longer duration bonds ) that otherwise would have been held;

(c)	a Portfolio may experience higher turnover than it would have experienced without the formulas, which could result in higher transaction costs for the Portfolio compared to other similar funds;
(d)	a Portfolio may have low asset levels and high operating expense ratios (including the possibility that all assets may be transferred out of the Portfolio).

The asset flows caused by the formulas may affect Owners in differing ways. In particular, because the formula is calculated on an individual basis for each contract, on any particular day, some Owners’ Account Value may be transferred to a particular Sub-account and others Owners’ Account Value may not be transferred. To the extent that there is a large transfer of Account Value on a given trading day to a particular Sub-account, and your Account Value is not so transferred, it is possible that the investment performance of the Sub-accounts in which your Account Value remains invested will be negatively affected.

The efficient operation of the asset flows caused by the formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one Portfolio to another Portfolio, which in turn could adversely impact performance.

Please consult the prospectus for the applicable Portfolio for additional information about these effects.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

1 There is no CDSC for ASLII.  See “Summary of Contract Fees and Charges” for the CDSC schedule for each Annuity.

2 If you own XT6, you may not annuitized in the first three (3) Annuity Years.  If you own ASAP III or APEX II, you may not annuitized in the first Annuity Year.
3 XT6 Annuities purchased prior to November 20, 2006 are subject to a different CDSC schedule.  Expense examples calculations for XT6 Annuities are not adjusted to reflect the Purchase Credit.  If the Purchase Credit were reflected in the calculations, expenses would be higher.

CORESUP

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

OPTIMUM/SM/

OPTIMUM FOUR/SM/

OPTIMUM PLUS/SM/

OPTIMUM XTRA/SM/

Supplement, dated February July 1, 2015

to Prospectuses dated April 30, 2015

This Supplement should be read and retained with the Prospectus for your Annuity. This supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the current Prospectus, please call us at 1-888-PRU-2888 or at www.prudentialannuities.com.

We are issuing this supplement to reflect changes to the Advanced Series Trust ("AST") Portfolios that will become effective on July 1, 2015, and to describe certain other Portfolio changes effective July 13, 2015 and July 15, 2015.  We are also replacing disclosure at the end of the “Investment Options” section of the prospectus.

I.	APPROVAL AND EFFECTIVENESS OF CHANGES TO THE 12B-1 PLAN (Effective July 1, 2015)

Shareholders of the AST Portfolios approved an increase of the fee rate paid under the 12b-1 Plan for shareholder services and distribution expenses.  Currently, each AST Portfolio (including, indirectly, AST Portfolios structured as funds-of-funds) pays a 12b-1 fee at the annual rate of 0.10% of the average daily net assets of each Portfolio.  The fee rate paid under the 12b-1 Plan increased by 0.15% to 0.25% (as an annual rate of the average daily net assets of each Portfolio) effective July 1, 2015.  The 0.15% increase in the 12b-1 fee under the Plan is more than offset by a 0.1575% decrease in the contractual investment management fee paid by each of the AST Portfolios.  The net result is a small reduction in the combined 12b-1 and investment management fees.

In addition, some of the AST Portfolios currently benefit from a fee waiver or expense limitation that reduces Portfolio operating expenses, and the investment managers have agreed to extend all existing contractual fee waivers and expense limitations that would otherwise expire on June 30, 2015 for an additional year that is through at least June 30, 2016.  After that time, fee waivers and expense limitations are subject to change based on the 2016 annual review of advisory and distribution arrangements by the AST Board of Trustees.

II.	UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES TABLE RE-STATED

We have restated the “Underlying Mutual Fund Portfolio Annual Expenses” table that appear in the “Summary of Contract Fees and Charges” section of your prospectus to reflect the change to the 12b-1 Plan as described in Section I above.

UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
(as a percentage of the average net assets of the underlying Portfolios)
For the year ended December 31, 2014 (restated to reflect current fees as of July 1, 2015)
FUNDS	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
AST Academic Strategies Asset Allocation Portfolio	0.63%	0.03%	0.11%	0.05%	0.01%	0.63%	1.46%	0.00%	1.46%
AST Balanced Asset Allocation Portfolio	0.15%	0.01%	0.00%	0.00%	0.00%	0.75%	0.91%	0.00%	0.91%
AST BlackRock Low Duration Bond Portfolio*	0.47%	0.04%	0.25%	0.00%	0.00%	0.00%	0.76%	0.00%	0.76%
AST BlackRock/Loomis Sayles Bond Portfolio*	0.45%	0.02%	0.25%	0.00%	0.00%	0.00%	0.72%	0.03%	0.69%
AST Bond Portfolio 2015*	0.48%	0.45%	0.25%	0.00%	0.00%	0.00%	1.18%	0.25%	0.93%
AST Bond Portfolio 2016**	0.48%	1.50%	0.25%	0.00%	0.00%	0.00%	2.23%	1.30%	0.93%
AST Bond Portfolio 2017*	0.48%	0.14%	0.25%	0.00%	0.00%	0.00%	0.87%	0.00%	0.87%
AST Bond Portfolio 2018*	0.48%	0.10%	0.25%	0.00%	0.00%	0.00%	0.83%	0.00%	0.83%
AST Bond Portfolio 2019*	0.48%	0.21%	0.25%	0.00%	0.00%	0.00%	0.94%	0.01%	0.93%
AST Bond Portfolio 2020*	0.48%	0.11%	0.25%	0.00%	0.00%	0.00%	0.84%	0.00%	0.84%
AST Bond Portfolio 2021*	0.48%	0.10%	0.25%	0.00%	0.00%	0.00%	0.83%	0.00%	0.83%
AST Bond Portfolio 2022*	0.48%	0.20%	0.25%	0.00%	0.00%	0.00%	0.93%	0.00%	0.93%
AST Bond Portfolio 2023*	0.48%	0.06%	0.25%	0.00%	0.00%	0.00%	0.79%	0.01%	0.78%
AST Bond Portfolio 2024*	0.48%	0.09%	0.25%	0.00%	0.00%	0.00%	0.82%	0.00%	0.82%
AST Bond Portfolio 2025*	0.48%	0.38%	0.25%	0.00%	0.00%	0.00%	1.11%	0.18%	0.93%
AST Bond Portfolio 2026*	0.48%	0.05%	0.25%	0.00%	0.00%	0.00%	0.78%	0.00%	0.78%
AST Capital Growth Asset Allocation Portfolio	0.15%	0.01%	0.00%	0.00%	0.00%	0.76%	0.92%	0.00%	0.92%
AST Cohen & Steers Realty Portfolio*	0.82%	0.03%	0.25%	0.00%	0.00%	0.00%	1.10%	0.07%	1.03%
AST Goldman Sachs Large-Cap Value Portfolio*	0.56%	0.02%	0.25%	0.00%	0.00%	0.00%	0.83%	0.01%	0.82%
AST Goldman Sachs Mid-Cap Growth Portfolio*	0.82%	0.03%	0.25%	0.00%	0.00%	0.00%	1.10%	0.05%	1.05%
AST Herndon Large-Cap Value Portfolio*	0.67%	0.02%	0.25%	0.00%	0.00%	0.00%	0.94%	0.15%	0.79%
AST International Growth Portfolio*	0.81%	0.02%	0.25%	0.00%	0.00%	0.00%	1.08%	0.01%	1.07%
AST International Value Portfolio	0.81%	0.03%	0.25%	0.00%	0.00%	0.00%	1.09%	0.00%	1.09%
AST Investment Grade Bond Portfolio*	0.48%	0.05%	0.25%	0.00%	0.00%	0.00%	0.78%	0.03%	0.75%
AST Large-Cap Value Portfolio	0.56%	0.02%	0.25%	0.00%	0.00%	0.00%	0.83%	0.00%	0.83%
AST Loomis Sayles Large-Cap Growth Portfolio*	0.71%	0.01%	0.25%	0.00%	0.00%	0.00%	0.97%	0.06%	0.91%
AST Lord Abbett Core Fixed Income Portfolio*	0.61%	0.02%	0.25%	0.00%	0.00%	0.00%	0.88%	0.29%	0.59%
AST MFS Growth Portfolio	0.71%	0.02%	0.25%	0.00%	0.00%	0.00%	0.98%	0.00%	0.98%
AST Mid-Cap Value Portfolio*	0.78%	0.04%	0.25%	0.00%	0.00%	0.00%	1.07%	0.01%	1.06%
AST Money Market Portfolio	0.32%	0.03%	0.25%	0.00%	0.00%	0.00%	0.60%	0.00%	0.60%
AST Neuberger Berman / LSV Mid-Cap Value Portfolio	0.72%	0.02%	0.25%	0.00%	0.00%	0.00%	0.99%	0.00%	0.99%
AST Neuberger Berman Mid-Cap Growth Portfolio*	0.72%	0.03%	0.25%	0.00%	0.00%	0.00%	1.00%	0.01%	0.99%
AST New Discovery Asset Allocation Portfolio*	0.67%	0.08%	0.25%	0.00%	0.00%	0.00%	1.00%	0.01%	0.99%
AST Preservation Asset Allocation Portfolio	0.15%	0.01%	0.00%	0.00%	0.00%	0.71%	0.87%	0.00%	0.87%
AST Small Cap Growth Portfolio	0.72%	0.03%	0.25%	0.00%	0.00%	0.00%	1.00%	0.00%	1.00%
AST Small Cap Value Portfolio	0.72%	0.03%	0.25%	0.00%	0.00%	0.02%	1.02%	0.00%	1.02%
AST Small-Cap Growth Opportunities Portfolio	0.77%	0.04%	0.25%	0.00%	0.00%	0.00%	1.06%	0.00%	1.06%
AST T. Rowe Price Equity Income Portfolio	0.56%	0.02%	0.25%	0.00%	0.00%	0.00%	0.83%	0.00%	0.83%
AST T. Rowe Price Large-Cap Growth Portfolio	0.69%	0.02%	0.25%	0.00%	0.00%	0.00%	0.96%	0.00%	0.96%
AST Templeton Global Bond Portfolio	0.63%	0.09%	0.25%	0.00%	0.00%	0.00%	0.97%	0.00%	0.97%
AST Western Asset Core Plus Bond Portfolio*	0.51%	0.03%	0.25%	0.00%	0.00%	0.00%	0.79%	0.20%	0.59%
Wells Fargo Advantage VT International Equity Fund – Class 1*	0.75%	0.19%	0.00%	0.00%	0.00%	0.01%	0.95%	0.25%	0.70%
Wells Fargo Advantage VT Omega Growth Fund Class 1*	0.55%	0.20%	0.00%	0.00%	0.00%	0.00%	0.75%	0.00%	0.75%

*See notes immediately below for important information about this fund.

AST BlackRock Low Duration Bond Portfolio Prior to July 13, 2015 this Portfolio is known as the AST PIMCO Limited Maturity Bond Portfolio
AST BlackRock/Loomis Sayles Bond Portfolio The Investment Managers have contractually agreed to waive 0.035% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Bond Portfolio 2015 The Manager has contractually agreed to waive a portion of its investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio’s investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2017. This arrangement may not be terminated prior to June 30, 2017 without the prior approval of the Trust’s Board of Trustees. The Trust’s distributor (Prudential Annuities Distributors, Inc.) has contractually agreed to reduce its distribution and service (12b-1) fees so that the effective distribution and service fee rate paid by the Portfolio is reduced as follows when the average daily net assets of the Portfolio exceed $300 million: over $300 million up to and including $500 million:  0.23%;  over $500 million up to and including $750 million:  0.22%;  over $750 million:  0.21%.

AST Bond Portfolio 2016 The Manager has contractually agreed to waive a portion of its investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio’s investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2017. This arrangement may not be terminated prior to June 30, 2017 without the prior approval of the Trust’s Board of Trustees. The Trust’s distributor (Prudential Annuities Distributors, Inc.) has contractually agreed to reduce its distribution and service (12b-1) fees so that the effective distribution and service fee rate paid by the Portfolio is reduced as follows when the average daily net assets of the Portfolio exceed $300 million: over $300 million up to and including $500 million:  0.23%; over $500 million up to and including $750 million:  0.22%;  over $750 million:  0.21%.

AST Bond Portfolio 2017 The Manager has contractually agreed to waive a portion of its investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio’s investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2017. This arrangement may not be terminated prior to June 30, 2017 without the prior approval of the Trust’s Board of Trustees. The Trust’s distributor (Prudential Annuities Distributors, Inc.) has contractually agreed to reduce its distribution and service (12b-1) fees so that the effective distribution and service fee rate paid by the Portfolio is reduced as follows when the average daily net assets of the Portfolio exceed $300 million: over $300 million up to and including $500 million:  0.23%;  over $500 million up to and including $750 million:  0.22%;  over $750 million:  0.21%.

AST Bond Portfolio 2018 The Manager has contractually agreed to waive a portion of its investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio’s investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2017. This arrangement may not be terminated prior to June 30, 2017 without the prior approval of the Trust’s Board of Trustees. The Trust’s distributor (Prudential Annuities Distributors, Inc.) has contractually agreed to reduce its distribution and service (12b-1) fees so that the effective distribution and service fee rate paid by the Portfolio is reduced as follows when the average daily net assets of the Portfolio exceed $300 million: over $300 million up to and including $500 million:  0.23%; over $500 million up to and including $750 million:  0.22%;  over $750 million:  0.21%.

AST Bond Portfolio 2019 The Manager has contractually agreed to waive a portion of its investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio’s investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2017. This arrangement may not be terminated prior to June 30, 2017 without the prior approval of the Trust’s Board of Trustees. The Trust’s distributor (Prudential Annuities Distributors, Inc.) has contractually agreed to reduce its distribution and service (12b-1) fees so that the effective distribution and service fee rate paid by the Portfolio is reduced as follows when the average daily net assets of the Portfolio exceed $300 million: over $300 million up to and including $500 million:  0.23%; over $500 million up to and including $750 million:  0.22%;  over $750 million:  0.21%.

AST Bond Portfolio 2020 The Manager has contractually agreed to waive a portion of its investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio’s investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2017. This arrangement may not be terminated prior to June 30, 2017 without the prior approval of the Trust’s Board of Trustees. The Trust’s distributor (Prudential Annuities Distributors, Inc.) has contractually agreed to reduce its distribution and service (12b-1) fees so that the effective distribution and service fee rate paid by the Portfolio is reduced as follows when the average daily net assets of the Portfolio exceed $300 million: over $300 million up to and including $500 million:  0.23%; over $500 million up to and including $750 million:  0.22%;  over $750 million:  0.21%.

AST Bond Portfolio 2021 The Manager has contractually agreed to waive a portion of its investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio’s investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2017. This arrangement may not be terminated prior to June 30, 2017 without the prior approval of the Trust’s Board of Trustees. The Trust’s distributor (Prudential Annuities Distributors, Inc.) has contractually agreed to reduce its distribution and service (12b-1) fees so that the effective distribution and service fee rate paid by the Portfolio is reduced as follows when the average daily net assets of the Portfolio exceed $300 million: over $300 million up to and including $500 million:  0.23%; over $500 million up to and including $750 million:  0.22%;  over $750 million:  0.21%.

AST Bond Portfolio 2022 The Manager has contractually agreed to waive a portion of its investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio’s investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2017. This arrangement may not be terminated prior to June 30, 2017 without the prior approval of the Trust’s Board of Trustees. The Trust’s distributor (Prudential Annuities Distributors, Inc.) has contractually agreed to reduce its distribution and service (12b-1) fees so that the effective distribution and service fee rate paid by the Portfolio is reduced as follows when the average daily net assets of the Portfolio exceed $300 million: over $300 million up to and including $500 million:  0.23%; over $500 million up to and including $750 million:  0.22%; over $750 million:  0.21%.

AST Bond Portfolio 2023 The Manager has contractually agreed to waive a portion of its investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio’s investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2017. This arrangement may not be terminated prior to June 30, 2017 without the prior approval of the Trust’s Board of Trustees. The Trust’s distributor (Prudential Annuities Distributors, Inc.) has contractually agreed to reduce its distribution and service (12b-1) fees so that the effective distribution and service fee rate paid by the Portfolio is reduced as follows when the average daily net assets of the Portfolio exceed $300 million: over $300 million up to and including $500 million:  0.23%; over $500 million up to and including $750 million:  0.22%;  over $750 million:  0.21%.

AST Bond Portfolio 2024 The Manager has contractually agreed to waive a portion of its investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio’s investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2017. This arrangement may not be terminated prior to June 30, 2017 without the prior approval of the Trust’s Board of Trustees. The Trust’s distributor (Prudential Annuities Distributors, Inc.) has contractually agreed to reduce its distribution and service (12b-1) fees so that the effective distribution and service fee rate paid by the Portfolio is reduced as follows when the average daily net assets of the Portfolio exceed $300 million: over $300 million up to and including $500 million:  0.23%; over $500 million up to and including $750 million:  0.22%;  over $750 million:  0.21%.

AST Bond Portfolio 2025 The Manager has contractually agreed to waive a portion of its investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio’s investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2017. This arrangement may not be terminated prior to June 30, 2017 without the prior approval of the Trust’s Board of Trustees. The Trust’s distributor (Prudential Annuities Distributors, Inc.) has contractually agreed to reduce its distribution and service (12b-1) fees so that the effective distribution and service fee rate paid by the Portfolio is reduced as follows when the average daily net assets of the Portfolio exceed $300 million: over $300 million up to and including $500 million:  0.23%; over $500 million up to and including $750 million:  0.22%;  over $750 million:  0.21%.

AST Bond Portfolio 2026 The Manager has contractually agreed to waive a portion of its investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio’s investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2017. This arrangement may not be terminated prior to June 30, 2017 without the prior approval of the Trust’s Board of Trustees. The Trust’s distributor (Prudential Annuities Distributors, Inc.) has contractually agreed to reduce its distribution and service (12b-1) fees so that the effective distribution and service fee rate paid by the Portfolio is reduced as follows when the average daily net assets of the Portfolio exceed $300 million: over $300 million up to and including $500 million:  0.23%; over $500 million up to and including $750 million:  0.22%;  over $750 million:  0.21%.

AST Cohen & Steers Realty Portfolio The Investment Managers have contractually agreed to waive 0.07% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Goldman Sachs Large-Cap Value Portfolio The Investment Managers have contractually agreed to waive 0.013% of their investment management fee through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Goldman Sachs Mid-Cap Growth Portfolio The Investment Managers have contractually agreed to waive 0.053% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Herndon Large-Cap Value Portfolio The Investment Managers have contractually agreed to waive 0.15% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST International Growth Portfolio The Investment Managers have contractually agreed to waive 0.013% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Investment Grade Bond Portfolio The Manager has contractually agreed to waive a portion of its investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio’s investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.99% of the Portfolio’s average daily net assets through June 30, 2016. This arrangement may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

The Trust’s distributor (Prudential Annuities Distributors, Inc.) has contractually agreed to reduce its distribution and service (12b-1) fees so that the effective distribution and service fee rate paid by the Portfolio is reduced as follows when the average daily net assets of the Portfolio exceed $300 million: over $300 million up to and including $500 million:  0.23%;  over $500 million up to and including $750 million:  0.22%;  over $750 million:  0.21%.

AST Loomis Sayles Large-Cap Growth Portfolio The Investment Managers have contractually agreed to waive 0.06% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Lord Abbett Core Fixed Income Portfolio The Investment Managers have contractually agreed to waive 0.16% of their investment management fees through June 30, 2016. In addition, the Investment Managers have contractually agreed to waive a portion of their investment management fee, as follows: 0.10% on the first $500 million of average daily net assets; 0.125% of the Portfolio’s average daily net assets between $500 million and $1 billion; and 0.15% of the Portfolio’s average daily net assets in excess of $1 billion through June 30, 2016. These waivers may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Mid-Cap Value Portfolio The Investment Managers have contractually agreed to waive 0.01% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Neuberger Berman Mid-Cap Growth Portfolio The Investment Managers have contractually agreed to waive 0.005% of their investment management fee through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST New Discovery Asset Allocation Portfolio The Investment Managers have contractually agreed to waive 0.009% their investment management fees through June 30, 2016. In addition, the Investment Managers have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio’s investment management fees plus other expenses (exclusive in all cases of taxes, short sale interest and dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) do not exceed 1.08% of the Portfolio’s average daily net assets through June 30, 2016. These waivers may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Western Asset Core Plus Bond Portfolio The Investment Managers have contractually agreed to waive 0.20% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

Wells Fargo Advantage VT International Equity - class 1 The Adviser has committed through April 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.69% for Class 1. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Wells Fargo Advantage VT Omega Growth - class 1 The Adviser has committed through April 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

III.	OTHER PORTFOLIO CHANGES (Effective July 13, 2015 and July 15, 2015)

(1)	AST Mid-Cap Value Portfolio. EARNEST Partners, LLC has been removed from this Portfolio as a subadvisor effective July 15, 2015.

(2)	AST Small-Cap Value Portfolio. Clearbridge Investments, LLC has been removed from this Portfolio as a subadvisor effective July 13, 2015.

(3)
AST PIMCO Limited Maturity Bond Portfolio. Effective July 13, 2015, this Portfolio changed its name to the AST BlackRock Low Duration Bond Portfolio.  In addition, BlackRock Financial Management, Inc. replaced Pacific Investment Management Company LLC (PIMCO) as a subadvisor to this Portfolio.  Also, this Portfolio’s Investment Objective in the table in the section of the prospectus entitled, “Investment Options,” was replaced with the following: Seeks to maximize total return, consistent with income generation and prudent investment management.

IV.	INVESTMENT OPTIONS

The discussion of asset transfer formulas at the end of the “INVESTMENT OPTIONS” section is revised to read as follows:

Certain optional living benefits employ a predetermined formula, under which Account Value is transferred between your chosen Sub-accounts and a bond Sub-account (or between two bond Sub-accounts).  For example, with a Highest Daily Lifetime benefit, Account Value may be transferred between your selected Sub-accounts and the AST Investment Grade Bond Sub-account; or with a GRO benefit, Account Value may be transferred between your selected Sub-accounts and an AST bond Sub-Account with a target maturity date (or among AST bond Sub-accounts with different target maturity dates).

Whether or not you elected an optional benefit subject to a predetermined mathematical formula, you should be aware that the operation of the formula may result in large-scale asset flows into and out of the Sub-accounts. These asset flows could adversely impact the Portfolios, including their risk profile, expenses and performance. These asset flows impact not only the Permitted Sub-accounts used with the benefits but also the other Sub-accounts, because the Portfolios may be used as investments in Portfolios that are structured as funds-of-funds and made available as Permitted Sub-accounts. Because transfers among the Sub-accounts can be frequent and the amount transferred can vary from day to day, any of the Portfolios could experience the following effects, among others:

(a)
a Portfolio’s investment performance could  be  adversely affected by requiring a subadvisor to purchase and sell securities at inopportune times or by otherwise limiting the subadvisor’s ability to fully implement the Portfolio’s investment strategy;

(b)
the subadvisor may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities or longer duration bonds ) that otherwise would have been held;

(c)	a Portfolio may experience higher turnover than it would have experienced without the formulas, which could result in higher transaction costs for the Portfolio compared to other similar funds;
(d)	a Portfolio may have low asset levels and high operating expense ratios (including the possibility that all assets may be transferred out of the Portfolio).

The asset flows caused by the formulas may affect Owners in differing ways. In particular, because the formula is calculated on an individual basis for each contract, on any particular day, some Owners’ Account Value may be transferred to a particular Sub-account and others Owners’ Account Value may not be transferred. To the extent that there is a large transfer of Account Value on a given trading day to a particular Sub-account, and your Account Value is not so transferred, it is possible that the investment performance of the Sub-accounts in which your Account Value remains invested will be negatively affected.

The efficient operation of the asset flows caused by the formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one Portfolio to another Portfolio, which in turn could adversely impact performance.

Please consult the prospectus for the applicable Portfolio for additional information about these effects.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

OPTIMUMSUP